LEASES - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
LEASES
Operating lease cost	¥ 874	¥ 119
Short-term lease cost	91	¥ 1,000
Total	¥ 965